Trade and other payables (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade and other payables
Trade payables	$ 467.1	$ 508.3
Other payables
Salaries and related payables	34.3	77.9
Provision for annual leave and early retirement (see Note 14(a))	15.1	12.6
Government institutions	22.9	19.7
Accrued interest	5.0	5.0
Accrued expenses	51.8	41.6
Advances from customers and others	14.3	11.2
Payables and other credit balances	25.9	59.9
Other payables	169.3	227.9
Total trade and other payables	$ 636.4	$ 736.2